UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22617

Global Chartist Fund, LLC

(Exact name of registrant as specified in charter)

85 Broad Street New York, New York 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq. Schulte, Roth and Zabel LLP 919 3rd Avenue, 24th Floor New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2012 Fair Value

	Investment In Securities – 80.64%
	Common Stock – 79.70%
	United States – 17.38%
	Aerospace / Defense – 0.21%
80,000	Astrotech Corp.*	(a)	$78,160

	Air Pollution Control Equipment – 0.36%
14,000	Ceco Environmental Corp.	(a)	136,780

	Apparel Manufacturers – 0.31%
110,000	Joe’s Jeans, Inc.*	(a)	118,800

	Applications Software – 0.38%
22,000	inContact, Inc.*	(a)	143,440

	Automobile / Truck Parts & Equipment - Replacement - 0.32%
25,000	Motorcar Parts of America, Inc. *		120,750

	B2B / E-Commerce – 0.21%
2,000	ePlus, Inc.*		78,440

	Beverages Non - Alcoholic – 0.20%
12,400	Reed’s, Inc.*		76,508

	Cellular Telecommunications – 0.15%
20,000	Vringo, Inc.*	(a)	58,000

	Chemicals - Specialty – 0.30%
5,000	Oil-Dri Corp. Of America*		115,700

	Commercial Banks - Central U.S. – 0.37%
11,000	MainSource Financial Group, Inc.	(a)	141,240

	Commercial Banks - Eastern U.S. – 0.60%
10,219	Center Bancorp, Inc.*	(a)	121,811
6,000	CNB Financial Corp. / PA		105,060

			226,871

	Commercial Banks - Western U.S. – 1.31%
1,674	Bank of Marin Bancorp. / CA*		71,162
15,800	Cascade Bancorp*		100,754
14,000	CoBiz Financial, Inc.*	(a)	98,000
48,746	Guaranty Bancorp*	(a)	98,467

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Commercial Banks - Western U.S. (continued)
18,300	Heritage Commerce Corp.*	(a)	$127,002

			495,385

	Commercial Services - Finance – 0.27%
12,000	PRGX Global, Inc.*	(a)	102,720

	Computer Services – 0.29%
8,000	Acorn Energy, Inc.		71,360
3,000	The KEYW Holding Corp.*		37,500

			108,860

	Computers - Integrated Systems – 0.28%
19,300	Par Technology Corp.*	(a)	105,185

	Consulting Services – 0.48%
11,000	Genpact, Ltd.		183,480

	Country Fund - Mexico – 1.38%
8,000	iShares MSCI Mexico Investable Market Index Fund		523,120

	Diagnostic Equipment – 0.11%
4,500	GenMark Diagnostics, Inc.*		41,445

	Diversified Manufacturing Operations – 0.31%
5,000	Lydall, Inc.*		70,450
2,200	Park-Ohio Holdings Corp.*		47,674

			118,124

	Diversified Minerals – 0.15%
15,500	Charles & Colvard, Ltd.*	(a)	55,955

	Engineering / R&D Services – 0.46%
10,000	Argan, Inc.	(a)	174,500

	Entertainment Software – 0.32%
26,000	Glu Mobile, Inc.*	(a)	120,380

	Industrial Audio & Video Production – 0.51%
83,500	Iteris, Inc.*		126,920

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Industrial Audio & Video Production (continued)
10,000	Parametric Sound Corp.*		$64,900

			191,820

	Internet Application Software – 0.17%
18,000	Lionbridge Technologies, Inc.*		63,360

	Internet Content - Information / Network – 0.32%
82,100	Harris Interactive, Inc.*		119,866

	Machinery - Pumps – 0.26%
18,889	Tecumseh Products Co., Class A*		97,845

	Medical - Biomedical / Genetics – 1.13%
20,000	Celldex Therapeutics, Inc.*	(a)	126,000
14,000	Nanosphere, Inc.*		46,480
45,000	Neuralstem, Inc.*		56,250
40,000	StemCells, Inc.*		82,400
32,144	Xoma Corp.*		118,611

			429,741

	Medical - Drugs – 0.81%
14,900	Cempra, Inc.*	(a)	111,005
17,019	Dusa Pharmaceuticals, Inc.*		115,559
14,000	Orexigen Therapeutics, Inc.*		79,940

			306,504

	Medical Instruments – 0.28%
7,300	Vascular Solutions, Inc.*	(a)	108,113

	Medical Products – 0.40%
21,465	BioMimetic Therapeutics, Inc.*		88,221
17,000	EnteroMedics, Inc.*		62,050

			150,271

	Oil Companies - Exploration & Production – 0.33%
20,000	Penn Virginia Corp.	(a)	124,000

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Oil Refining & Marketing – 0.26%
10,000	Arabian American Development Co.*		$97,900

	Physical Therapy / Rehabilitation Centers – 0.29%
4,000	US Physical Therapy, Inc.	(a)	110,520

	Pollution Control – 0.38%
40,000	Hudson Technologies, Inc.*	(a)	145,200

	Publishing - Newspapers – 0.12%
30,000	Lee Enterprises, Inc.*	(a)	44,400

	Registered Investment Company – 0.36%
15,000	iPath S&P 500 VIX Short-Term Futures ETN*		135,150

	Resorts / Theme Parks – 0.24%
14,400	Bluegreen Corp.*		90,432

	Retail - Restaurants – 0.36%
45,000	Jamba, Inc.*		100,350
2,000	Frisch’s Restaurants, Inc.		39,700

			140,050

	S & L / Thrifts - Western U.S. – 0.32%
8,000	Kaiser Federal Financial Group, Inc.	(a)	120,720

	Sector Fund Energy – 1.11%
10,500	Market Vectors Oil Service ETF*		422,100

	Textile - Apparel – 0.34%
9,000	Cherokee, Inc.		131,040

	Therapeutics – 0.26%
9,000	Osiris Therapeutics, Inc.*		99,450

	Wireless Equipment – 0.36%
13,940	Telular Corp.	(a)	138,006

	Total United States (Cost $6,504,673)		$6,590,331

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Australia – 3.02%
	Commercial Banks - Non U.S. – 0.64%
31,000	Bank Of Queensland, Ltd.*		$244,356

	Funeral Services & Related Items – 0.59%
25,000	Invocare, Ltd.		223,059

	Human Resources – 0.37%
52,500	Skilled Engineering, Ltd.		139,763

	Metal - Diversified – 0.69%
30,000	Sandfire Resources NL*		261,119

	Pharmacy Services – 0.22%
189,487	Australian Pharmaceutical Industries, Ltd.		84,730

	REITS - Diversified – 0.51%
130,000	Mirvac Group		193,318

	Total Australia (Cost $1,134,231)		$1,146,345

	Bermuda – 0.69%
	Oil Companies - Exploration & Production – 0.46%
5,000	Energy XXI Bermuda, Ltd.		174,750

	Reinsurance – 0.23%
4,000	Montpelier Re Holdings, Ltd.		88,520

	Total Bermuda (Cost $256,740)		$263,270

	Brazil – 0.43%
	Steel - Producers – 0.43%
29,000	Cia Siderurgica Nacional SA		163,270

	Total Brazil (Cost $167,644)		$163,270

	Canada – 8.58%
	Advertising Services – 0.47%
12,000	Aimia, Inc.	(a)	179,765

	Agricultural Chemicals – 0.57%
5,000	Potash Corp Of Saskatchewan, Inc.	(a)	217,135

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Canada – (continued)
	Containers - Metal / Glass – 0.58%
6,000	CCL Industries, Inc.	(a)	$221,475

	E-Commerce / Products – 0.27%
15,200	Coastal Contacts, Inc.*	(a)	100,412

	E-Marketing / Information – 0.43%
14,000	Points International, Ltd.*	(a)	161,140

	Food - Retail – 1.19%
20,000	The North West Co., Inc.	(a)	452,462

	Non - Ferrous Metals – 0.39%
100,000	Denison Mines Corp.*		148,381

	Oil - Field Services – 0.97%
15,500	Mullen Group, Ltd.	(a)	367,041

	Oil Companies - Exploration & Production – 1.40%
12,000	Encana Corp.		262,574
20,000	Talisman Energy, Inc.		267,087

			529,661

	Pipelines – 0.72%
6,000	Transcanada Corp.	(a)	272,819

	Retail - Discount – 0.57%
3,000	Canadian Tire Corp., Ltd.*		215,743

	Telecommunication Services – 0.90%
10,000	Manitoba Telecom Services, Inc.	(a)	343,005

	Vitamins & Nutrition Products – 0.12%
11,000	Neptune Technologies & Bioressources, Inc.*		43,450

	Total Canada (Cost $3,194,587)		$3,252,489

	China – 2.33%
	Cellular Telecommunications – 0.19%
11,000	KongZhong Corp. - Sponsored ADR*		73,920

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Life / Health Insurance – 0.34%
3,000	China Life Insurance Co., Ltd. - Sponsored ADR	(a)	$130,110

	Machinery - General Industry – 0.91%
1,776,000	Honghua Group, Ltd.		343,597

	Patient Monitoring Equipment – 0.89%
10,000	Mindray Medical International Limited – Sponsored ADR	(a)	336,100

	Total China (Cost $891,641)		$883,727

	Denmark – 0.24%
	Retail - Jewelry – 0.24%
6,700	Pandora A/S		91,343

	Total Denmark (Cost $99,519)		$91,343

	France – 1.50%
	Diversified Banking Institution – 0.37%
5,000	Societe Generale SA		142,159

	Diversified Operations / Commercial Services – 0.80%
4,000	Sodexo		301,505

	Electronics - Military – 0.33%
3,500	Safran SA		126,010

	Total France (Cost $586,375)		$569,674

	Germany – 4.21%
	Appliances – 0.66%
1,000	Rational AG		250,933

	Auto - Cars / Light Trucks – 0.53%
1,200	Volkswagen AG		201,004

	Chemicals - Diversified – 0.72%
3,300	Lanxess AG		273,960

	Chemicals - Specialty – 0.55%
1,610	Brenntag AG		206,299

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Germany – (continued)
	Containers - Metal / Glass – 0.73%
5,300	Gerresheimer AG		$277,307

	Electric - Integrated – 0.25%
4,000	E.On AG		95,021

	Metal Processors & Fabrication – 0.77%
5,000	Aurubis AG		291,715

	Total Germany (Cost $1,552,184)		$1,596,239

	Greece – 0.12%
	Commercial Banks - Non U.S. – 0.12%
100,000	Piraeus Bank SA*		45,800

	Total Greece (Cost $46,477)		$45,800

	Hong Kong – 3.50%
	Cellular Telecommunications – 0.44%
3,000	China Mobile, Ltd. - Sponsored ADR	(a)	166,080

	Food - Miscellaneous / Diversified – 0.40%
146,000	China Foods, Ltd.	(a)	151,400

	Pipelines – 0.51%
1,820,000	China Oil And Gas Group, Ltd.*		194,834

	Real Estate Operations / Development – 2.15%
200,000	China Resources Land, Ltd.*		440,589
200,000	Sino Land Co., Ltd.*		374,036

			814,625

	Total Hong Kong (Cost $1,298,840)		$1,326,939

	Ireland – 0.46%
	Food - Miscellaneous / Diversified – 0.46%
133,414	Greencore Group PLC		172,350

	Total Ireland (Cost $168,779)		$172,350

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Italy – 1.30%
	Aerospace / Defense – 0.50%
40,000	Finmeccanica SpA		$190,197

	Food - Dairy Products – 0.26%
46,000	Parmalat SpA		98,297

	Investment Management / Advisory Services – 0.54%
17,673	Azimut Holding SpA		204,059

	Total Italy (Cost $475,367)		$492,553

	Japan – 20.05%
	Beverages Non - Alcoholic – 0.63%
12,000	Ito En, Ltd.*	(a)	240,454

	Bicycle Manufacturing – 0.40%
2,100	Shimano, Inc.*	(a)	153,310

	Building & Construction Products - Miscellaneous – 1.82%
12,000	LIXIL Group, Corp.*		287,187
140,000	Taisei Corp.*		403,070

			690,257

	Building Products - Cement / Aggregate – 0.73%
77,000	Sumitomo Osaka Cement Co., Ltd.*	(a)	275,131

	Casino Services – 0.76%
11,000	Mars Engineering Corp.*	(a)	288,987

	Coatings / Paint – 1.00%
45,000	Nippon Paint Co., Ltd.*		379,999

	Commercial Banks – Non U.S. – 0.65%
150,000	Mizuho Financial Group, Inc.*	(a)	244,850

	Cosmetics & Toiletries – 0.72%
20,000	Aderans Holdings Co., Ltd.		274,540

	Electric Products - Miscellaneous – 0.45%
24,000	Casio Computer Co., Ltd.*		170,585

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – 0.18%
2,000	Enplas Corp.*	(a)	$69,098

	Electronic Connectors – 0.39%
1,300	Hirose Electric Co., Ltd.*	(a)	146,203

	Engineering / R&D Services – 0.82%
20,000	Chiyoda Corp.*	(a)	312,071

	Finance - Consumer Loans – 0.80%
11,900	Acom Co., Ltd.*		303,607

	Food - Miscellaneous / Diversified – 1.56%
27,000	Kewpie Corp.*	(a)	453,222
10,000	Kikkoman Corp.*	(a)	137,142

			590,364

	Gas - Distribution – 2.22%
100,000	Osaka Gas Co., Ltd.*	(a)	442,143
60,000	Toho Gas Co., Ltd.*	(a)	400,243

			842,386

	Internet Application Software – 0.54%
250	Access Co., Ltd.*	(a)	205,005

	Medical - Drugs – 0.28%
5,000	Chugai Pharmaceutical Co., Ltd.*	(a)	105,073

	Medical - Generic Drugs – 0.92%
3,000	Sawai Pharmaceutical Co., Ltd.*	(a)	349,730

	Office Automation & Equipment – 0.67%
30,000	Ricoh Co., Ltd.*		254,104

	Office Supplies & Forms – 0.65%
30,000	Kokuyo Co., Ltd.*		244,464

	Real Estate Operations / Development – 1.48%
3,500	Daito Trust Construction Co., Ltd.*	(a)	353,136
30,000	Leopalace21 Corp.*	(a)	90,614

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Real Estate Operations / Development (continued)
22,000	Tokyu Land Corp.*	(a)	$118,196

			561,946

	Retail - Miscellaneous / Diversified – 0.50%
3,000	Ryohin Keikaku Co., Ltd.*	(a)	190,096

	Rubber - Tires – 0.76%
39,000	The Yokohama Rubber Co., Ltd.*	(a)	288,730

	Schools - Day Care – 0.42%
12,300	JP-Holdings Inc.		159,831

	Transport - Rail – 0.70%
25,000	Odakyu Electric Railway Co., Ltd.*	(a)	263,808

	Total Japan (Cost $7,438,015)		$7,604,629

	Malaysia – 0.95%
	Commercial Banks - Non U.S. – 0.51%
65,000	Malayan Banking Bhd		191,608

	Diversified Operations – 0.44%
300,026	YTL Corp., Berhad		168,836

	Total Malaysia (Cost $364,660)		$360,444

	Mexico – 1.09%
	Building - Heavy Construction – 0.41%
20,000	Empresas ICA SAB de CV - Sponsored ADR*	(a)	154,800

	Building Products - Cement / Aggregate – 0.37%
17,000	Cemex SAB de CV - Sponsored ADR*	(a)	141,610

	Retail - Major Department Store – 0.31%
105,707	Grupo Famsa SAB de CV*		116,746

	Total Mexico (Cost $390,160)		$413,156

	Netherlands – 0.56%
	Auto - Cars / Light Trucks – 0.56%
52,649	Volkswagen International Finance NV		211,694

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Total Netherlands (Cost $216,117)		$211,694

	Philippines – 0.70%
	Telephone - Integrated – 0.70%
4,000	Philippine Long Distance Telephone Co.	(a)	$264,040

	Total Philippines (Cost $262,497)		$264,040

	Singapore – 0.38%
	Metal - Aluminum – 0.38%
424,000	Midas Holdings, Ltd.*		145,170

	Total Singapore (Cost $142,448)		$145,170

	Spain – 0.69%
	Food - Retail – 0.69%
47,610	Distribuidora Internacional De Alimentacion SA		263,071

	Total Spain (Cost $256,812)		$263,071

	Sweden – 1.67%
	Commercial Banks - Non U.S. – 0.60%
12,000	Swedbank AB		225,849

	Medical - Biomedical / Genetics – 0.34%
19,000	Vitrolife AB		129,534

	Medical - Drugs – 0.27%
14,000	Active Biotech AB*		101,424

	Medical Information Systems – 0.40%
75,000	Aerocrine AB*		152,709

	Medical Products – 0.06%
19,000	Xvivo Perfusion AB*		23,530

	Total Sweden (Cost $612,238)		$633,046

	Switzerland – 3.55%
	Agricultural Chemicals – 0.30%
300	Syngenta AG		112,205

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Switzerland – (continued)
	Computers - Peripheral Equipment – 0.24%
10,000	Logitech International SA		$91,721

	Food - Confectionery – 0.50%
60	Lindt & Spruengli AG		189,998

	Investment Management / Advisory Services – 0.27%
500	Partners Group AG		104,118

	Machinery - Electrical – 0.27%
840	Schindler Holding AG		103,324

	Machinery - General Industry – 0.69%
27,000	OC Oerlikon Corp AG		259,715

	Medical - Drugs – 0.65%
4,000	Novartis AG		244,946

	Retail - Jewelry – 0.63%
4,000	Cie Financiere Richemont SA		240,051

	Total Switzerland (Cost $1,340,330)		$1,346,078

	United Kingdom – 6.30%
	Building – Residential / Commercial – 0.31%
10,000	Galliford Try PLC*		117,881

	Computer Software – 0.55%
35,042	Playtech, Ltd.	(a)	209,481

	Diversified Banking Institution – 0.79%
22,000	HSBC Holdings PLC*		203,669
150,000	Lloyds Banking Group PLC*		94,054

			297,723

	Hotels & Motels – 0.28%
4,100	Intercontinental Hotels Group PLC*		107,255

	Life / Health Insurance – 0.82%
24,000	Prudential PLC		310,624

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United Kingdom – (continued)
	Private Equity – 1.00%
105,000	3i Group PLC*	$377,598

	Retail - Consumer Electronics – 0.63%
750,000	Dixons Retail PLC*	239,556

	Retail - Sporting Goods – 0.29%
20,000	Sports Direct International PLC*	111,131

	Soap & Cleaning Preparation – 0.91%
6,000	Reckitt Benckiser Group PLC	345,407

	Wireless Equipment – 0.72%
75,000	Laird PLC*	272,741

	Total United Kingdom (Cost $2,305,660)	$2,389,397

	Total Common Stock (Cost $29,705,994)	$30,225,055

	Investment Company – 0.38%
	United States – 0.38%
	Registered Investment Company – 0.38%
5,500	iShares MSCI Poland Investable Market Index Fund	144,925

	Total United States (Cost $144,414)	$144,925

	Total Investment Company (Cost $144,414)	$144,925

	Rights – 0.00%
	Malaysia – 0.00%
	Diversified Operations – 0.00%
20,001	YTL Corporation Berhad	0

	Total Malaysia (Cost $0)	$0

	Total Rights (Cost $0)	$0

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (concluded)

Notional Amount		September 30, 2012 Fair Value

	Caps and Floors – 0.15%
	United States – 0.15%
2,725,000	Constant Maturity Swap Cap 1y30y, 04/18/2013	$55,968

	Total United States (Cost $400,000)	$55,968

	Total Caps and Floors (Cost $400,000)	$55,968

Contracts

	Currency Options – 0.41%
	United States – 0.41%
1	USDCNYC, Exp 07/24/2013, $6.45	99,201
1	USDJPYP, Exp 04/16/2013, $90.00	54,575

	Total United States (Cost $549,500)	$153,776

	Total Currency Options (Cost $549,500)	$153,776

	Total Investments (Cost $30,799,908) – 80.64%	$30,579,724

	Other Assets, Less Liabilities – 19.36%**	7,342,939

	Net Assets – 100.00%	$37,922,663

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $3,404,713 invested in a BNY Mellon Money Market Account, which is 8.98% of net assets and foreign currency with a U.S. Dollar value $487,401 held in BNY Mellon Money Market Accounts, which are 1.29% of net assets.

ADR	American Depository Receipt

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 73.41%
	Common Stock – 72.60%
	United States – 15.91%
	Aerospace / Defense – 0.23%
14,831	Kratos Defense & Security Solutions, Inc.	$86,613

	Aerospace / Defense - Equipment – 0.41%
5,000	Astronics Corp.	154,000

	Chemicals - Specialty – 0.33%
36,000	Ferro Corp.	123,480

	Commercial Services - Finance – 0.16%
10,000	CBIZ, Inc.	60,200

	Computers - Integrated Systems – 0.19%
20,200	Radisys Corp.	72,720

	Consulting Services – 0.17%
15,000	Hill International, Inc.	65,400

	Data Processing / Management – 0.25%
40,000	Falconstor Software, Inc.	94,000

	E-Commerce / Products – 0.85%
16,000	Nutrisystem, Inc.	168,480
23,000	Vitacost.Com, Inc.	155,940

		324,420

	Electronics - Military – 0.30%
40,000	API Technologies Corp.	114,800

	Emerging Market - Debt – 1.37%
4,300	iShares JPMorgan USD Emerging Markets Bond Fund	521,418

	Energy - Alternate Sources – 0.22%
15,000	Saratoga Resources, Inc.	82,200

	Finance - Investment Banker / Broker – 0.40%
13,000	Gain Capital Holdings, Inc.	64,090

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Finance - Investment Banker / Broker (continued)
16,300	JMP Group, Inc.	$89,487

		153,577

	Health & Biotechnology – 1.73%
11,000	Health Care Select Sector SPDR Fund	441,210
1,500	iShares Nasdaq Biotechnology Index Fund	213,645

		654,855

	Internet Content - Entertainment – 0.34%
55,000	Limelight Networks, Inc.	128,700

	Multimedia – 0.15%
18,518	Martha Stewart Living Omnimedia	56,850

	Oil Companies - Exploration & Production – 0.23%
10,593	Evolution Petroleum Corp.	85,592

	Pollution Control – 0.25%
4,000	ADA-ES, Inc.	94,440

	Power Conversion / Supply Equipment – 0.13%
61,500	Active Power, Inc.	49,200

	Precious Metals – 1.97%
16,000	Global X Silver Miners ETF	398,400
6,500	Market Vectors - Gold Miners ETF	349,115

		747,515

	Recycling – 0.19%
28,200	Metalico, Inc.	72,192

	Registered Investment Company – 2.92%
14,000	Consumer Staples Select Sector SPDR Fund	501,620
5,000	iShares iBoxx Investment Grade Corporate Bond Fund	608,850

		1,110,470

	Retail - Apparel / Shoes – 0.17%
20,000	Wet Seal, Inc., Class A	63,000

	Retail - Restaurants – 1.14%
13,000	Caribou Coffee Co., Inc.	178,490

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Restaurants (continued)
13,000	Ruth’s Hospitality Group, Inc.	$82,810
11,700	Bravo Brio Restaurant Group, Inc.	170,235

		431,535

	Sector Fund - Real Estate – 0.54%
8,200	SPDR S&P Homebuilders ETF	203,524

	Sector Fund - Energy – 0.53%
30,000	First Trust Global Wind Energy ETF	200,790

	Semiconductor Equipment – 0.15%
6,000	Cohu, Inc.	56,340

	Steel - Specialty – 0.39%
4,000	Universal Stainless & Alloy Products, Ltd.	148,600

	Telecommunication Services – 0.20%
8,000	Neutral Tandem, Inc.	75,040

	Total United States (Proceeds $5,949,035)	$6,031,471

	Australia – 3.22%
	Diversified Minerals – 0.25%
30,000	PanAust, Ltd.	95,775

	Electric - Integrated – 0.47%
15,000	Origin Energy, Ltd.	176,575

	Engineering / R&D Services – 0.48%
100,000	Transfield Services, Ltd.	181,983

	Food - Wholesale / Distribution – 0.58%
60,000	Metcash, Ltd.	220,875

	Gold Mining – 0.11%
28,205	Red 5, Ltd.	41,943

	Mining Services – 0.66%
9,710	Orica, Ltd.	251,123

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Australia – (continued)
	Oil Companies - Exploration & Production – 0.67%
25,000	Aurora Oil & Gas, Ltd.	$93,591
119,982	Beach Energy, Ltd.	157,833

		251,424

	Total Australia (Proceeds $1,242,253)	$1,219,698

	Belgium – 0.52%
	Brewery – 0.52%
2,300	Anheuser-Busch Inbev NV	195,795

	Total Belgium (Proceeds $201,793)	$195,795

	Brazil – 1.20%
	Aerospace / Defense – 0.49%
7,000	Embraer SA	186,340

	Brewery – 0.71%
7,000	Cia de Bebidas das Americas	267,890

	Total Brazil (Proceeds $453,274)	$454,230

	Canada – 10.50%
	Auction House / Art Dealer – 0.61%
12,000	Ritchie Bros Auctioneers, Inc.	230,621

	Commercial Banks - Non U.S. – 0.72%
2,000	Bank of Montreal	118,096
2,000	Canadian Imperial Bank of Commerce / Canada	156,410

		274,506

	Gold Mining – 0.76%
9,000	Alamos Gold, Inc.	174,796
20,000	Colossus Minerals, Inc.	114,030

		288,826

	Life / Health Insurance – 1.50%
15,400	Great-West Lifeco, Inc.	349,961
9,000	Power Corp. of Canada	218,609

		568,570

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Canada – (continued)
	Metal - Copper – 0.18%
20,200	Nevada Copper Corp.	$68,774

	Oil Companies - Exploration & Production – 3.67%
50,000	Bankers Petroleum, Ltd.	149,906
5,000	Crescent Point Energy Corp.	221,200
13,000	Enerplus Corp.	215,930
46,100	Ithaca Energy, Inc.	91,361
54,500	Pinecrest Energy, Inc.	92,500
17,400	Surge Energy, Inc.	135,458
10,000	Trilogy Energy Corp.	260,583
29,700	Whitecap Resources, Inc.	223,063

		1,390,001

	Pipelines – 1.71%
8,000	Enbridge, Inc.	312,211
12,000	Pembina Pipeline Corp.	336,602

		648,813

	Retail - Restaurants – 0.55%
4,000	Tim Hortons, Inc.	207,978

	Sector Fund - Energy – 0.39%
27,900	Uranium Participation Corp.	148,297

	Silver Mining – 0.41%
15,700	Endeavour Silver Corp.	156,370

	Total Canada (Proceeds $3,909,201)	$3,982,756

	Chile – 1.44%
	Commercial Banks - Non U.S. – 1.10%
5,000	Banco de Chile	417,000

	Electric - Integrated – 0.34%
2,700	Empresa Nacional de Electricidad SA / Chile	129,492

	Total Chile (Proceeds $547,708)	$546,492

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	China – 2.86%
	Airlines – 0.75%
642,000	China Southern Airlines Co., Ltd., Class H	$282,361

	Building & Construction Products - Miscellaneous – 0.23%
80,000	China National Building Material Co., Ltd., Class H	88,427

	Coal – 0.43%
42,000	China Shenhua Energy Co., Ltd.	163,054

	Computer Services – 0.29%
14,000	VanceInfo Technologies, Inc. - Sponsored ADR	109,900

	Shipbuilding – 0.63%
300,000	Yangzijiang Shipbuilding Holdings, Ltd.	239,668

	Textile - Apparel – 0.53%
117,000	Shenzhou International Group Holdings, Ltd.	200,703

	Total China (Proceeds $1,073,993)	$1,084,113

	Colombia – 1.02%
	Commercial Banks - Non U.S. – 1.02%
6,500	Bancolombia SA	388,115

	Total Colombia (Proceeds $381,056)	$388,115

	Denmark – 0.66%
	Medical Products – 0.66%
1,200	Coloplast A/S	250,163

	Total Denmark (Proceeds $230,793)	$250,163

	Finland – 0.26%
	Food - Retail – 0.26%
3,500	Kesko OYJ - B Shares	99,286

	Total Finland (Proceeds $95,335)	$99,286

	France – 3.60%
	Aerospace / Defense - Equipment – 0.77%
3,000	Zodiac Aerospace	293,246

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	France – (continued)
	Apparel Manufacturers – 0.50%
700	Hermes International	$188,216

	Beverages - Wine / Spirits – 0.67%
2,200	Remy Cointreau SA	253,313

	Food - Miscellaneous / Diversified – 0.81%
5,000	Danone SA	308,182

	Satellite Telecommunications – 0.85%
10,000	Eutelsat Communications SA	321,819

	Total France (Proceeds $1,372,970)	$1,364,776

	Germany – 1.77%
	Diversified Banking Institution – 0.31%
3,000	Deutsche Bank AG	118,950

	Electronic Components - Semiconductors – 0.62%
37,000	Infineon Technologies AG	235,052

	Leisure & Recreational Products – 0.33%
4,200	Cts Eventim AG	125,006

	Steel - Producers – 0.51%
9,000	Thyssenkrupp AG	191,509

	Total Germany (Proceeds $670,113)	$670,517

	Hong Kong – 3.01%
	Apparel Manufacturers – 0.24%
50,000	LJ International, Inc.	91,000

	Auto - Cars / Light Trucks – 0.41%
142,000	Brilliance China Automotive Holdings, Ltd.	156,592

	Cellular Telecommunications – 1.13%
8,000	China Unicom Hong Kong, Ltd. - Sponsored ADR	130,480
150,000	Smartone Telecommunications Holdings, Ltd.	299,100

		429,580

	Food - Dairy Products – 0.24%
30,000	China Mengniu Dairy Co., Ltd.	89,769

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Retail - Jewelry – 0.99%
70,000	Chow Sang Sang Holdings International, Ltd.	$174,249
60,000	Luk Fook Holdings International, Ltd.	199,658

		373,907

	Total Hong Kong (Proceeds $1,032,387)	$1,140,848

	India – 0.77%
	Computer Services – 0.77%
6,000	Infosys, Ltd. - Sponsored ADR	291,240

	Total India (Proceeds $263,995)	$291,240

	Ireland – 0.70%
	Medical - Drugs – 0.70%
9,084	Shire PLC	266,094

	Total Ireland (Proceeds $287,259)	$266,094

	Israel – 0.87%
	Medical - Generic Drugs – 0.87%
8,000	Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	331,280

	Total Israel (Proceeds $322,244)	$331,280

	Italy – 1.37%
	Electric - Integrated – 0.87%
70,283	Enel SpA	248,835
50,000	Hera SpA	80,728

		329,563

	Gas - Transportation – 0.22%
19,219	Snam SpA	85,302

	Public Thoroughfares – 0.28%
13,000	Societa Iniziative Autostradali e Servizi SpA	104,445

	Total Italy (Proceeds $453,267)	$519,310

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Japan – 5.83%
	Auto - Cars / Light Trucks – 0.66%
15,000	Daihatsu Motor Co., Ltd.	$251,019

	Automobile / Truck Parts & Equipment - Orginal – 0.29%
5,000	Unipres Corp.	111,114

	Electronic Components - Miscellaneous – 0.95%
3,500	Murata Manufacturing Co., Ltd.	186,915
9,000	Omron Corp.	173,515

		360,430

	Electronic Components – Semiconductors – 0.31%
18,800	Shinko Electric Industries Co., Ltd.	119,127

	Electronic Parts Distribution – 0.16%
3,300	Ryosan Co., Ltd.	59,423

	Finance - Leasing Company – 0.39%
5,000	Fuyo General Lease Co., Ltd.	146,717

	Internet Content - Entertainment – 0.29%
6,000	Gree, Inc.	110,202

	Internet Security – 0.41%
5,500	Trend Micro Inc., Japan	154,107

	Investment Management / Advisory Services – 0.62%
2,000	Kenedix, Inc.	233,668

	Metal Processors & Fabrication – 0.23%
15,000	NSK, Ltd.	87,336

	Retail - Vision Service Center – 0.73%
24,000	Megane Top Co., Ltd.	278,242

	Steel - Producers – 0.14%
50,000	Nisshin Steel Co., Ltd.	53,983

	Tobacco – 0.39%
4,000	Imperial Tobacco Group PLC	148,045

	Wire & Cable Products – 0.26%
52,000	Furukawa Electric Co., Ltd.	98,248

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Total Japan (Proceeds $2,251,878)	$2,211,661

	Jersey – 0.61%
	Gold Mining – 0.31%
80,000	Centamin PLC	119,496

	Life / Health Insurance – 0.30%
13,778	Phoenix Group Holdings	113,246

	Total Jersey (Proceeds $229,932)	$232,742

	Luxembourg – 0.34%
	Steel - Producers – 0.34%
9,000	ArcelorMittal	129,217

	Total Luxembourg (Proceeds $143,091)	$129,217

	Mexico – 0.74%
	Building & Construction Products - Miscellaneous – 0.50%
14,000	Desarrolladora Homex SAB de CV - Sponsored ADR	190,960

	Silver Mining – 0.24%
3,000	Fresnillo PLC	89,767

	Total Mexico (Proceeds $258,978)	$280,727

	Netherlands – 0.93%
	Chemicals - Diversified – 0.53%
4,000	Koninklijke DSM NV	199,666

	Human Resources – 0.40%
20,000	USG People NV	151,550

	Total Netherlands (Proceeds $328,312)	$351,216

	New Zealand – 0.89%
	Cable / Satellite Television – 0.61%
54,000	Sky Network Television, Ltd.	228,776

	Respiratory Products – 0.28%
56,000	Fisher & Paykel Healthcare Corp., Ltd.	106,994

	Total New Zealand (Proceeds $296,514)	$335,770

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Norway – 0.59%
	Diversified Manufacturing Operations – 0.59%
29,411	Orkla ASA	$223,532

	Total Norway (Proceeds $200,285)	$223,532

	Singapore – 1.65%
	Distribution / Wholesale – 0.62%
6,000	Jardine Cycle & Carriage, Ltd.	235,265

	Gambling (Non-Hotel) – 0.79%
268,000	Genting Singapore PLC	299,307

	Transport - Marine – 0.24%
100,000	Neptune Orient Lines, Ltd. / Singapore	92,117

	Total Singapore (Proceeds $620,011)	$626,689

	South Africa – 0.54%
	Diversified Operations – 0.54%
9,000	Barloworld Ltd.	203,465

	Total South Africa (Proceeds $209,372)	$203,465

	Sweden – 0.85%
	Oil Companies - Exploration & Production – 0.24%
3,800	Lundin Petroleum AB	92,789

	Security Services – 0.26%
13,000	Securitas AB	97,709

	Television – 0.35%
3,000	Modern Times Group AB	132,736

	Total Sweden (Proceeds $310,708)	$323,234

	Switzerland – 2.13%
	Enterprise Software / Services – 0.79%
20,000	Temenos Group AG	299,000

	Investment Companies – 0.63%
3,600	Pargesa Holding SA	238,646

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Switzerland – (continued)
	Medical Products – 0.50%
1,900	Sonova Holding AG	$192,163

	Multi-Line Insurance – 0.21%
1,000	Baloise Holding AG	78,687

	Total Switzerland (Proceeds $737,686)	$808,496

	Taiwan – 0.98%
	Semiconductor Components - Integrated Circuits – 0.98%
100,000	Advanced Semiconductor Engineering, Inc., - Sponsored ADR	373,000

	Total Taiwan (Proceeds $386,364)	$373,000

	United Kingdom – 6.84%
	Airlines – 0.48%
75,000	International Consolidated Airlines Group SA	180,454

	Beverages - Wine / Spirits – 0.59%
8,000	Diageo PLC	224,716

	Diversified Banking Institution – 0.73%
80,000	Barclays PLC	277,553

	Diversified Operations – 0.52%
24,000	Drax Group PLC	196,490

	Diversified Operations / Commercial Services – 0.13%
2,782	Bunzl PLC	49,821

	Food - Miscellaneous / Diversified – 0.85%
30,000	Tate & Lyle PLC	322,396

	Machinery - Pumps – 0.75%
10,000	The Weir Group PLC	285,498

	Oil Companies - Exploration & Production – 0.53%
9,000	Tullow Oil PLC	199,105

	Retail - Apparel / Shoes – 0.52%
3,560	Next PLC	198,330

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United Kingdom – (continued)
	Security Services – 1.00%
88,000	G4S PLC	$377,567

	Tobacco – 0.74%
5,500	British American Tobacco PLC	282,385

	Total United Kingdom (Proceeds $2,528,657)	$2,594,315

	Total Common Stock (Proceeds $26,988,464)	$27,530,248

	Investment Company – 0.81%
	United States – 0.81%
	Registered Investment Company – 0.81%
12,000	iShares Dow Jones US Telecommunications Sector Index Fund	$306,360

	Total United States (Cost $310,450)	$306,360

	Total Investment Company (Cost $310,450)	$306,360

	Total Securities Sold, Not Yet Purchased (Proceeds $27,298,913)	$27,836,608

Global Chartist Fund, LLC

Schedule of Written Options (Unaudited)

Contracts		September 30, 2012 Fair Value

	Written Options – 0.03%
	Call Options – 0.03%
	United States – 0.03%
	Option - Commodity – 0.01%
3	Crude Oil Future, 10/07/2012, $90.00	$4,350

	Country Fund – Mexico – 0.02%
50	iShares MSCI Mexico Investable Market Index Fund, 10/20/2012, $65.00	6,500

	Total United States (Premium $9,478)	$10,850

	Total Call Options (Premium $9,478)	$10,850

	Total Written Options (Premium $9,478)	$10,850

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - 0.14%
	Total Return Swap Contracts - Long - 0.19%
	South Korea – 0.18%
	Auto / Truck Parts & Equipment - Original - 0.04%

$ 440,728	3/28/2017	Hyundai Wia Corp.	$14,708

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Hyundai Wia Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Beverages Non - Alcoholic - 0.02%
239,765	3/28/2017	Lotte Chilsung Beverage Co., Ltd.	8,341

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Lotte Chilsung Beverage Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Building and Construction Products - Miscellaneous - 0.01%
94,514	3/28/2017	Unison Co., Ltd.	2,646

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Unison Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Internet Content - Entertainment - 0.00%
74,593	3/28/2017	IMBC Co., Ltd.	(1,048)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of IMBC Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Life / Health Insurance - 0.01%
166,210	3/28/2017	Samsung Life Insurance Co., Ltd.	2,532

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Samsung Life Insurance Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Machinery - Thermal Process - 0.01%
227,220	3/28/2017	BHI Co., Ltd.	5,877

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of BHI Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (continued)
	Medical Information Systems - 0.00%
$ 91,081	3/28/2017	BIT Computer Co., Ltd.	$(198)

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of BIT Computer Co., Ltd.. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Metal Processors & Fabrication - 0.00%
198,788	3/28/2017	Sung Kwang Bend Co., Ltd.	331

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Sung Kwang Bend Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate.

	Music - 0.02%
204,799	3/28/2017	SM Entertainment Co.	10,039

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of SM Entertainment Co. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Power Conversion / Supply Equipment - 0.00%
124,195	3/28/2017	Ehwa Technologies Information Co., Ltd.	1,064

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Ehwa Technologies Information Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Tobacco - 0.00%
191,107	3/28/2017	KT&G Corp.	(630)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of KT&G Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Wireless Equipment - 0.07%
390,177	3/28/2017	Partron Co., Ltd.	25,540

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Partron Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Total South Korea		$69,202

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (Continued)
	Taiwan – 0.01%
	Computers - 0.01%
$ 262,810	3/28/2017	Quanta Computer, Inc.	$2,900

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Electronic Components - Miscellaneous - (0.01%)
241,248	3/28/2017	ILI Technology Corp.	2,317

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of ILI Technology Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

321,077	3/28/2017	TPK Holding Co., Ltd.	(6,303)

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

			(3,986)

	Rubber - Tires - 0.01%
154,224	3/28/2017	Cheng Shin Rubber Industry Co., Ltd.	3,364

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Cheng Shin Rubber Industry Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Total Taiwan		$2,278

	United Kingdom – 0.00%
	Medical-Drugs - (0.00%)
165,692	3/28/2017	GlaxoSmithKline PLC	(519)

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of GlaxoSmithKline PLC in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.40%.

	Total United Kingdom		$(519)

	Total Swap Contracts - Long		$70,961

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.05%)
	Italy - 0.02%
	Commercial Banks - Non U.S. - 0.02%
$ 222,113	3/28/2017	Mediobanca SpA	$8,133

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Mediobanca SpA in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total Italy		$8,133

	South Korea - (0.06%)
	Casino Hotels - (0.01%)

176,969	3/28/2017	Kangwon Land, Inc.	(2,975)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Kangwon Land, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Electronic Components - Miscellaneous - (0.01%)
250,459	3/28/2017	Samsung Electro-Mechanics Co., Ltd.	(3,751)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Petrochemicals - (0.02%)
201,186	3/28/2017	LG Chem, Ltd.	(5,806)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of LG Chem, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Retail - Major Department Store - (0.02%)
265,810	3/28/2017	Hyundai Department Store Co., Ltd.	(9,501)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Hyundai Department Store Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea - (continued)
	Rubber - Tires - (0.00%)
$ 185,532	3/28/2017	Hankook Tire Worldwide Co., Ltd.	$(1,613)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Hankook Tire Worldwide Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total South Korea		$(23,646)

	Taiwan - (0.01%)
	Computers - Peripheral Equipment - 0.01%
119,405	3/28/2017	Chimei Innolux Corp.	3,252

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Chimei Innolux Corp.. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Petrochemicals - (0.01%)
237,141	3/28/2017	Formosa Chemicals & Fibre Corp.	(4,802)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Formosa Chemicals & Fibre Corp. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Steel - Producers - (0.01%)
317,345	3/28/2017	China Steel Corp.	(2,063)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of China Steel Corp. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total Taiwan		$(3,613)

	Total Swap Contracts - Short		$(19,126)

Global Chartist Fund, LLC

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	September 30, 2012 Unrealized Gain/(Loss)

Forward Currency Exchange Contracts - (0.00%)

Buy Contracts - (0.00%)

United States - (0.00%)
The Bank of New York Mellon	October 2012	AUD	(159,002)	USD	164,583	$(730)
The Bank of New York Mellon	October 2012	CAD	(587,662)	USD	597,460	252
The Bank of New York Mellon	October 2012	EUR	(258,165)	USD	331,922	(218)
The Bank of New York Mellon	October 2012	SGD	(364,973)	USD	297,621	98
The Bank of New York Mellon	October 2012	SEK	(1,529,668)	USD	233,099	(181)
The Bank of New York Mellon	October 2012	CHF	(28,813)	USD	30,656	(5)
The Bank of New York Mellon	October 2012	GBP	(569,328)	USD	919,294	(51)

Total United States						(835)

Total Buy Contracts						$(835)

Sold Contracts - (0.00%)

United States - (0.00%)
The Bank of New York Mellon	October 2012	USD	(96,334)	HKD	746,879	$(3)
The Bank of New York Mellon	October 2012	USD	(6,228)	MXN	80,035	(6)

Total United States						(9)

Total Sold Contracts						$(9)

Total Forward Currency Exchange Contracts						$(844)

Global Chartist Fund, LLC

Schedule of Futures Contracts (Unaudited)

September 30, 2012 Unrealised Gain/(Loss)

Futures Contracts - 0.02%
Futures Contracts - Long - 0.02%
United States - 0.02%
Commodity - 0.02%	$4,313

Total United States	4,313

Total Futures Contracts - Long	$4,313

Futures Contracts - Short - (0.12%)
United States - (0.11%)
Bond - (0.01%)	$(4,243)
Commodity - (0.27%)	(100,517)
Currency - 0.15%	59,637
Index - 0.02%	8,595

Total United States	(36,528)

United Kingdom - (0.01%)
Currency - (0.01%)	(2,745)

Total United Kingdom	(2,745)

Total Futures Contracts - Short	$(39,273)

Global Chartist Fund, LLC

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$30,225,055	$27,530,248	$—
Rights	0	—	—
Purchased Options	153,776	—	—
Caps and Floors	55,968	—	—
Written Options	—	10,850	—
Futures Contracts	—	—	(34,960)

Level 2 - Other Significant
Observable Inputs
Investment Company	144,925	306,360	—
Total Return Swaps	—	—	51,835
Forward Contracts	—	—	(844)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$30,579,724	$27,847,458	$16,031

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Chartist Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/27/2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	11/26/2012

* Print the name and title of each signing officer under his or her signature.